Transfer of Assets (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities

The following table presents the carrying amount and fair value of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		July 31, 2019		October 31, 2018
	Carrying amount of assets (1)	Carrying amount of associated liabilities	Carrying amount of assets (1)	Carrying amount of associated liabilities
Residential mortgages	6,290		5,569
Other related assets (2)	11,148		11,640
Total (3)	17,438	16,959	17,209	16,925

(1)	Carrying amount of loans is net of allowance for credit losses.
(2)

Other related assets represent payments received on account of loans pledged under securitization that have not been applied against the associated liabilities. The payments received are held on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the above table.

(3)

The fair values of assets and associated liabilities are $17,459 million and $17,200 million, respectively, as at July 31, 2019 ($17,105 million and $16,763 million, respectively, as at October 31, 2018).